Key Management Personnel Compensation (Details) - Schedule of Key Management Personnel Compensation - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 1,537,843	$ 1,727,020	$ 1,641,015
Post-employment benefits	38,486	42,444	44,121
Long-term benefits	6,616	7,215	6,711
Termination benefits	10,215
Share-based payments	552,622	764,175	998,164
Total	$ 2,145,782	$ 2,540,854	$ 2,690,011